SHAREHOLDERS' DEFICIT - Ordinary shares (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023 Vote $ / shares shares	Dec. 31, 2022 Vote $ / shares shares	Dec. 31, 2021 $ / shares shares	Nov. 30, 2021 shares	Aug. 07, 2021 shares
Class A ordinary shares
SHAREHOLDERS' DEFICIT
Common shares, shares authorized	500,000,000	500,000,000	500,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1	1
Ordinary shares subject to possible redemption, shares outstanding	7,318,182	23,000,000
Class A ordinary shares subject to possible redemption
SHAREHOLDERS' DEFICIT
Ordinary shares subject to possible redemption, shares outstanding	5,922,865	23,000,000	23,000,000
Class A ordinary not subject to possible redemption
SHAREHOLDERS' DEFICIT
Common shares, shares issued	0	0	0
Common shares, shares outstanding	0	0	0
Ordinary shares subject to possible redemption, shares outstanding	7,318,182	23,000,000	23,000,000
Class B ordinary shares
SHAREHOLDERS' DEFICIT
Common shares, shares authorized	50,000,000	50,000,000	50,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1	1
Common shares, shares issued	5,750,000	5,750,000	5,750,000
Common shares, shares outstanding	5,750,000	5,750,000	5,750,000
Number of Class A common stock issued upon conversion of each share (in shares)	1	1
Aggregated shares issued upon converted basis (in percent)	20.00%	20.00%
Founder shares | Sponsor | Class B ordinary shares
SHAREHOLDERS' DEFICIT
Aggregate number of shares owned				5,750,000	5,031,250